ORGANIZATION AND BUSINESS DESCRIPTION - Additional information (Details)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Oct. 17, 2014 CNY (¥) subsidiary	Mar. 22, 2021 CNY (¥)	Mar. 22, 2021 USD ($)	Jun. 04, 2019	Jan. 08, 2019	Dec. 14, 2018	Oct. 17, 2014 USD ($)
Beijing Baosheng
Organization And Description of Business [Line Items]
Consideration for equity transfer	¥ 94,045,600	$ 13,844,895
Baosheng BVI
Organization And Description of Business [Line Items]
Ownership interest held								100.00%
Baosheng HK
Organization And Description of Business [Line Items]
Ownership interest held							100.00%
Baosheng WFOE
Organization And Description of Business [Line Items]
Ownership interest held				100.00%	100.00%
Registered capital				¥ 150,000,000	$ 23,052,098
Beijing Baosheng
Organization And Description of Business [Line Items]
Ownership interest held						100.00%
Registered capital			¥ 2,000,000						$ 289,540
Number of wholly-owned subsidiaries			3